Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning balance	¥ 49,183	¥ 21,855	¥ 3,893
Additions	41,796	27,328	17,962
Ending balance	¥ 90,979	¥ 49,183	¥ 21,855